CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable - margin clients, net of allowance for doubtful accounts	$ 2,162,339	$ 1,153,521
Accounts receivable - others, net of allowance for doubtful accounts	252,324	234,439
Deferred revenue, current	12,326,306	8,060,844
Accrued expenses and other current liabilities	7,370,111	5,068,001
Amounts due to customers for the trust bank balances held on their behalf	2,351,030	2,109,546
Accounts payable	337,787	184,720
Variable interest entity, consolidated, liabilities, current, no recourse	69,930,396	69,403,608
Income taxes payable	$ 56,291	$ 44,128
Ordinary shares, shares issued	122,098,018	122,098,018
Ordinary shares, shares outstanding	122,098,018	122,098,018
Variable Interest Entity Primary Beneficiary
Variable interest entity, consolidated, liabilities, current, no recourse	$ 22,968,328	$ 17,071,480
Variable interest entity, consolidated, liabilities, non-current, no recourse	235,666	741,269
Variable Interest Entity Primary Beneficiary | No Recourse
Variable interest entity, consolidated, liabilities, current, no recourse	524,780	1,604,241
Variable interest entity, consolidated, liabilities, non-current, no recourse	$ 235,666	$ 741,269